Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Commitments [Line Items]
Commitments to extend credit	¥ 2,634,229	¥ 2,012,851
Commitments to invest	21,994	32,286
Liquidity facilities to central clearing counterparties [Member]
Commitments [Line Items]
Commitments to extend credit	1,623,897	1,135,695
Other commitments to extend credit [Member]
Commitments [Line Items]
Commitments to extend credit	¥ 1,010,332	¥ 877,156